Consolidated Statements of Operations - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2023	Feb. 28, 2025	Feb. 29, 2024	Dec. 31, 2024	Nov. 30, 2024	Nov. 30, 2023
Evergreen Merger Corporation [Member]
IfrsStatementLineItems [Line Items]
Formation and operating costs	$ 2,866			$ 116,072
Other Income
Net Income	$ (2,866)			$ (116,072)
Weighted average shares outstanding of ordinary shares, basic	1			1
Weighted average shares outstanding of ordinary shares, diluted	1			1
Basic net income per ordinary share	$ (2,866)			$ (116,072)
Diluted net income per ordinary share	$ (2,866)			$ (116,072)
Evergreen Corporation [Member]
IfrsStatementLineItems [Line Items]
Formation and operating costs		$ 404,638	$ 246,392		$ 1,697,682	$ 1,343,438
Loss from Operations		(404,638)	(246,392)		(1,697,682)	(1,343,438)
Other Income
Interest earned on cash held in trust account		488,246	1,080,085		3,466,643	5,016,986
Net Income		$ 83,608	$ 833,693		$ 1,768,961	$ 3,673,548
Evergreen Corporation [Member] | Common Class A [Member]
Other Income
Weighted average shares outstanding of ordinary shares, basic		4,303,127	8,028,170		6,425,607	10,532,255
Weighted average shares outstanding of ordinary shares, diluted		4,303,127	8,028,170		6,425,607	10,532,255
Basic net income per ordinary share		$ 0.01	$ 0.08		$ 0.19	$ 0.27
Diluted net income per ordinary share		$ 0.01	$ 0.08		$ 0.19	$ 0.27
Evergreen Corporation [Member] | Common Class B [Member]
Other Income
Weighted average shares outstanding of ordinary shares, basic		2,875,000	2,875,000		2,875,000	2,875,000
Weighted average shares outstanding of ordinary shares, diluted		2,875,000	2,875,000		2,875,000	2,875,000
Basic net income per ordinary share		$ 0.01	$ 0.08		$ 0.19	$ 0.27
Diluted net income per ordinary share		$ 0.01	$ 0.08		$ 0.19	$ 0.27